Deposit Paid for Acquisition of Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Deposit Paid for Acquisition of Investments
7.	DEPOSIT PAID FOR ACQUISITION OF INVESTMENTS

a)	On April 15, 2008, Wealth Faith, a direct, wholly owned subsidiary, entered into a Memorandum of Understanding (“MOU”) with a third party for the acquisition of a 10% equity ownership interest in Always Rich Resources Inc. (“Always Rich”), an unrelated investment holding company. Always Rich indirectly holds a partial interest in a property under development and a parcel of land situated in Guangzhou, the PRC.

The total consideration for the acquisition of the interest in Always Rich was Rmb150,000. A deposit of Rmb75,000 was paid to a third party vendor on April 24, 2008.

On June 30, 2011, the MOU lapsed. The deposit of Rmb67,500 was refunded to the Company. Rmb7,500 was charged by the third party as an administrative fee and recorded as an expense of the Company for the year ended December 31, 2011.

b)	On June 1, 2011, the Company, through Wealth Faith, entered into a Memorandum of Understanding under which Wealth Faith will acquire an equity interest from a third party in an investment holding company with the intention of jointly operating a golf and hotel complex in the PRC. Under the Memorandum of Understanding, refundable deposits amounting to HK$154,800 or Rmb127,278 have been paid to the third party. The deposits were funded by the settlement of the Convertible Notes of Rosedale and accrued interest that totaled HK$73,800 or Rmb59,778 (note 6) and a refund of deposits paid for acquisition of a property investment company of Rmb67,500 (see (a) above).

On September 28, 2012, the Company entered into a definitive investment agreement (the “Agreement”) with a third party vendor. The Agreement provides for the purchase by Wealth Faith Limited of 40% of the equity interest in Million Cube Limited (“Million Cube”), a company incorporated in the BVI from the third party vendor at a consideration of HK$200,000 or approximately US$25,600.

The Company, through Wealth Faith, has previously deposited HK$154,800 or Rmb127,278 in earnest money with the third party vendor, which will be applied toward the purchase price. According to the Agreement, the earnest money is refundable in full, without interest, within one month from the date of the receipt of a written notice from the Company if the Company is not satisfied with the conditions precedent as stated in the Agreement. At the date of these financial statements, this transaction is not yet completed. The closing of the transaction is subject to, among other things, the Company and Wealth Faith Limited satisfactorily completing due diligence and the receipt of all necessary governmental and other consents. The parties to the transaction anticipate that the transaction will close in the first quarter of 2015. Million Cube is currently held 51% by the third party vendor and 49% by a company listed in Singapore, the chairman of which is Dr Allan Yap, the chairman, chief executive director and a director of the Company.

Business of Million Cube

Effective on May 31, 2012, Million Cube acquired from ITC Properties Group Limited, a company incorporated in Bermuda and listed on the HKSE (“ITC Properties”), a 45% equity interest of Paragon Winner Company Limited (“Paragon”). Paragon was incorporated in the BVI and engages in the development and operation of Sanya Sun Valley Golf Resort in Yalong Bay, Sanya City, PRC.

ITC Properties retained a 55% equity interest in Paragon, then reduced its interest to 36.5% in February 2014 and further reduced it to 11% in April 2014. The chairman of ITC Properties was also the chairman and a director of Rosedale (note 13) until December 30, 2014.